Investments - Summary of Impact on consolidated information (Detail) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Impact on Consolidated Information If the Acquisition Were to Occur On Start of the Financial Period [Line Items]
Net revenue from services rendered		R$ 977,403	R$ 600,779	R$ 454,420
General and administrative expense		725,434	411,975	252,264
Finance income/(expense), net		11,132	(25,354)	67,229
Income taxes		42,740	45,977	49,926
Profit (loss)		219,294	115,973	219,459
Attributable to the shareholders of the parent company		217,579	118,202	220,608
Attributable to non-controlling interests		1,715	R$ (2,229)	R$ (1,149)
Verde Business Combination [Member]
Disclosure Of Impact on Consolidated Information If the Acquisition Were to Occur On Start of the Financial Period [Line Items]
Net revenue from services rendered	R$ 15,658	184,235
General and administrative expense	(6,065)	(114,788)
Finance income/(expense), net	695	8,317
Income taxes	(4,269)	(29,921)
Profit (loss)	6,020	47,843
Attributable to the shareholders of the parent company	3,025	23,926
Attributable to non-controlling interests	R$ 2,995	R$ 23,917